Financial Risk Management Objectives and Policies - Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Instruments [Line Items]
Trade payables	$ 32,893	$ 7,043
Other payables and accruals	184,109	123,558
Warrant liability	67,000	87,900	$ 0
Liquidity Risk
Disclosure Of Financial Instruments [Line Items]
Trade payables	32,893	7,043
Other payables and accruals	10,960	16,867
Warrant liability	67,000	87,900
Collaboration interest-bearing advanced funding	260,932	120,462
Lease liabilities	27,159	2,619
Total	398,944	234,891
Less than 1 years | Liquidity Risk
Disclosure Of Financial Instruments [Line Items]
Trade payables	32,893	7,043
Other payables and accruals	10,960	16,867
Warrant liability	67,000	87,900
Collaboration interest-bearing advanced funding	0	0
Lease liabilities	3,966	911
Total	114,819	112,721
Over 1 years
Disclosure Of Financial Instruments [Line Items]
Total	284,125	122,170
Over 1 years | Liquidity Risk
Disclosure Of Financial Instruments [Line Items]
Trade payables	0	0
Other payables and accruals	0	0
Warrant liability	0	0
Collaboration interest-bearing advanced funding	260,932	120,462
Lease liabilities	$ 23,193	$ 1,708